Consolidated Statements Of Total Equity (EUR €) In Thousands, except Share data, unless otherwise specified	Common Shares [Member]	Preferred Shares [Member]	Capital In Excess Of Par Value [Member]	Treasury Shares At Cost [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Shareholders' Equity	Non-Controlling Interest [Member]	Total
Ending balance, value at Dec. 31, 2008	€ 2,171	€ 220	€ 324,707	€ (37,215)	€ 92,111	€ (64,092)	€ 317,902	€ 125,139	€ 443,041
Beginning balance, shares at Dec. 31, 2008	54,275,131	21,985
Compensation expense stock options			2,127				2,127		2,127
Withdrawal of common shares, Number of treasury of shares	(2,553,000)
Withdrawal of common shares, value	(102)		(35,529)	35,631
Dividend tax paid on withdrawal of common shares			(3,399)				(3,399)		(3,399)
Withdrawal of preferred shares, shares		(21,985)
Withdrawal of preferred shares, value		(220)					(220)		(220)
Exercise of stock options out of treasury shares			(323)	1,584	(25)		1,236		1,236
Exercise stock options by issue of common shares, shares	23,009								69,700
Exercise stock options by issue of common shares, value	1		185				186		186
Reclassification transition obligation related to pensions (ASC 715)					(877)		(877)		(877)
Impact of initial adoption of ASC 815 regarding the accounting for the convertible notes					7,902		7,902		7,902
Recognition conversion option subsequent to issuance of convertible notes					23,601		23,601		23,601
Net earnings available to common shareholders					(107,522)		(107,522)	39,244	(68,278)
Other comprehensive income						(662)	(662)	(3,062)	(3,724)
Other movements in non-controlling interest:
Dividend paid								(19,099)	(19,099)
Dilution					956		956	2,462	3,418
Ending balance, value at Dec. 31, 2009	2,070		287,768		16,145	(64,754)	241,229	144,684	385,913
Ending balance, shares at Dec. 31, 2009	51,745,140
Compensation expense stock options			2,526				2,526		2,526
Conversion of debt into common shares, shares	878,491								878,491,000
Conversion of debt into common shares, value	35		17,614				17,649		17,649
Exercise stock options by issue of common shares, shares	308,250								143,140
Exercise stock options by issue of common shares, value	12		3,932				3,944		3,944
Net earnings available to common shareholders					110,639		110,639	131,884	242,523
Other comprehensive income						30,515	30,515	10,843	41,358
Other movements in non-controlling interest:
Dividend paid								(58,162)	(58,162)
Dilution					4,957		4,957	6,518	11,475
Ending balance, value at Dec. 31, 2010	2,117		311,841		131,741	(34,239)	411,460	235,767	647,227
Ending balance, shares at Dec. 31, 2010	52,931,881
Compensation expense stock options			1,872				1,872		1,872
Conversion of debt into common shares, shares	2,151,020								2,151,020,000
Conversion of debt into common shares, value	86		58,439				58,525		58,525
Exercise stock options by issue of common shares, shares	294,119								169,870
Exercise stock options by issue of common shares, value	12		4,065				4,077		4,077
Net earnings available to common shareholders					186,770		186,770	129,395	316,164
Dividends to common shareholders					(22,262)		(22,262)		(22,262)
Other comprehensive income						14,088	14,088	5,100	19,188
Other movements in non-controlling interest:
Dividend paid								(79,474)	(79,474)
Dilution					5,266		5,266	7,130	12,396
Ending balance, value at Dec. 31, 2011	€ 2,215		€ 376,217		€ 301,515	€ (20,151)	€ 659,796	€ 297,918	€ 957,714
Ending balance, shares at Dec. 31, 2011	55,377,020